Capital and financial risk management - Capital management (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital and financial risk management
Cash and cash equivalents	£ 2,250	£ 1,044	£ 684
Short-term borrowings	(1,487)	(656)
Long-term borrowings	(8,640)	(8,800)
Derivative financial assets associated with long-term borrowings		69
Derivative financial liabilities associated with long-term borrowings	(68)	(169)
Total equity	(16,224)	(16,729)	£ (16,457)	£ (26,480)
Total Capital	£ 8,279	£ 8,217